Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Directors' Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employees' compensation - Cash	$ 1,132,952	$ 1,400,835	$ 1,032,324
Directors' compensation	$ 10,259	$ 7,624	$ 11,452